Financial Assets at Fair Value Through Other Comprehensive Income-2018 - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) - Dec. 31, 2018
$ in Millions, $ in Millions
	TWD ($)	USD ($)
Disclosure of financial assets [line items]
Current	$ 99,561.7
Non current	3,910.7	$ 127.8
Investment in equity and debt instruments at FVTOCI	103,472.4
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	98,971.6
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	40,753.6
Debt securities [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	31,288.8
Debt securities [member] | Asset-backed securities [Member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	15,670.3
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	11,151.3
Debt securities [member] | Commercial paper [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	107.6
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	4,500.8
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	3,910.7
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 590.1